TIAA-CREF Managed Allocation Fund
TIAA-CREF Managed Allocation Fund

TIAA-CREF Funds	Supplement

TIAA-CREF Managed Allocation Fund

SUPPLEMENT NO. 1
dated November 8, 2019 to the Statutory Prospectus
dated October 1, 2019

Effective immediately, the Managed Allocation Fund’s (the “Fund’s”) target allocation to the U.S. Equity market sector will include investments in Class R6 shares of the Nuveen Dividend Value Fund, a series of Nuveen Investment Funds, Inc. The Nuveen Dividend Value Fund’s investment objective is long-term growth of capital and income. Under normal market conditions, the Nuveen Dividend Value Fund invests at least 80% of its assets in equity securities. The Nuveen Dividend Value Fund’s benchmark index is the Russell 1000® Value Index. For a detailed discussion of the investment strategies and risks of the Nuveen Dividend Value Fund, see the Prospectus for the Class R6 shares of the Nuveen Dividend Value Fund available on the Nuveen Dividend Value Fund’s website, www.nuveen.com/mutual-funds, by navigating to the Nuveen Dividend Value Fund’s web page for Class R6 shares and clicking on the “Prospectus” link. By on or about January 1, 2020, Teachers Advisors, LLC, the Fund’s investment adviser, expects the Fund’s allocation to the Nuveen Dividend Value Fund to be approximately 3% of its assets.

Effective immediately, the Annual Fund Operating Expenses table on page 4 of the Statutory Prospectus is hereby replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Managed Allocation Fund		Institutional Class	Retirement Class	Retail Class
Distribution (Rule 12b-1) fees				0.25%
Other expenses		0.03%	0.28%	0.07%
Acquired Fund fees and expenses	[1],[2]	0.40%	0.40%	0.40%
Total annual Fund operating expenses		0.43%	0.68%	0.72%
Waivers and expense reimbursements	[3]	(0.03%)	(0.03%)	(0.07%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%	0.65%
[1]	"Acquired Fund fees and expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund fees and expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund's annual report.
[2]	Restated to reflect estimates for the current fiscal year.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.25% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees.

Effective immediately, the table in the “Example” sub-section on page 4 of the Statutory Prospectus is hereby replaced with the following:
Expense Example - TIAA-CREF Managed Allocation Fund - USD ($)	Institutional Class	Retirement Class	Retail Class
1 year	$ 41	$ 66	$ 66
3 years	135	215	223
5 years	238	376	394
10 years	$ 539	$ 844	$ 888

Effective immediately, the Nuveen Dividend Value Fund is hereby added to the list in the second paragraph of the “Principal investment strategies” sub-section on page 5 of the Statutory Prospectus of equity Underlying Funds (as defined in the Statutory Prospectus) in which the Fund may invest.